Operating loss – as restated (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of operating loss

	2025	2024
	€	€
Operating loss for the year is stated after charging/(crediting):
Amortisation	304,830	304,830
Exchange loss/gains	220	(2)
Research and development costs	–	8,159